Issued Capital and Reserves (Details)	4 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 27, 2023 shares	Dec. 31, 2022 $ / shares	Nov. 22, 2022 ¥ / shares shares	Jan. 12, 2021 USD ($) shares
Issued Capital and Reserves (Details) [Line Items]
Shares authorised			50,000,000
Issued capital share par value (in Dollars per share) | $ / shares								$ 0.001
Ordinary shares, issued						4,856,273
Issued capital (in Dollars) | ¥	¥ 194,000		¥ 198,000
ordinary shares outstanding						29,566,273
Listing expenses					¥ 5,510,000	$ 900,000
Ordinary shares consideration | ¥	1,274,000,000
After-tax profits percentage			10.00%
Statutory reserve percentage			50.00%
Statutory reserve funds (in Yuan Renminbi) | ¥	¥ 9,420,000,000		¥ 9,420,000,000
Treasury Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Treasury stock repurchase	49,609	49,609
Ordinary shares consideration | $		$ 199,000,000
Forecast [Member]
Issued Capital and Reserves (Details) [Line Items]
Common shares							500,000
Class A Ordinary Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares authorised			41,718,902
Ordinary share voting			one vote	one vote
Ordinary shares, issued									500,000	5,000,000
Issued capital (in Dollars) | $										$ 10,000
Underwriting discounts and commissions			¥ 292,958,000	$ 46,500
ordinary shares outstanding						21,285,625
Issued capital per share (in Yuan Renminbi per share) | ¥ / shares									¥ 0.693
Class A Ordinary Shares [Member] | Treasury Shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Ordinary shares, outstanding	49,609
Class B ordinary shares [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares authorised			8,281,098
Issued capital share par value (in Dollars per share) | $ / shares						$ 0.001
Ordinary shares, outstanding						8,281,098